Summary of Significant Accounting Policies - Summary Depreciation is recorded on a straight-line basis over the shorter of the lease term (Details)	12 Months Ended
Dec. 31, 2021
Building Improvements [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	30 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	5 years
Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	7 years
Software Development [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	5 years
Software Development [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	3 years
Vehicles [Member]
Accounting Policies [Line Items]
Property plant and equipment useful life	5 years